Advances for Vessels under Construction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Advances for Vessels
Balance at the beginning of the period	$ 524,286
Additions	497,661
Transfer to vessels' cost	$ (1,021,947)